Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ 13,861,508		$ 12,810,541	$ 8,884,831
Working capital	399,444		899,150
Equity, Attributable to Parent	1,694,348	$ (5,866,375)	2,210,476	(5,139,728)	$ (1,621,832)
Cash and cash equivalents	0		0	0
FDIC insured amount	250,000		250,000
Cash uninsured amount	1,700		407,789	62,697
Allowance for doubtful accounts	0		0	0
Advances on inventory purchases	$ 319,974			29,500
Advances of estimated finish product costs percentage	70.00%		70.00%
Advances of estimated finish product costs percentage	30.00%		30.00%
Advertising expense	$ 57,059	36,669	$ 162,048	199,287
Share based compensation	525,978	50,446	258,574	93,521
Depreciation	$ 56,336	$ 55,823	223,856	$ 93,253
Minimum [Member]
Property, Plant and Equipment [Line Items]
Equity, Attributable to Parent			$ 2,500,000